Gotham Enhanced 500 ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Banking - 3.5%
Bank of America Corp.	75,491	$4,152,005
Citigroup, Inc.	19,485	2,273,705
Citizens Financial Group, Inc.	4,423	258,347
Fifth Third Bancorp(a)	3,353	156,954
Huntington Bancshares, Inc.	14,365	249,233
JPMorgan Chase & Co.	29,542	9,519,023
KeyCorp	4,675	96,492
M&T Bank Corp.	913	183,951
PNC Financial Services Group, Inc.	4,023	839,721
Regions Financial Corp.	9,126	247,315
Truist Financial Corp.	13,117	645,487
U.S. Bancorp	15,959	851,572
Wells Fargo & Co.	32,289	3,009,335
		22,483,140

Consumer Discretionary Products - 2.6%
Aptiv PLC(b)	5,728	435,844
D.R. Horton, Inc.	1,063	153,104
Deckers Outdoor Corp.(b)	3,973	411,881
Ford Motor Co.	105,502	1,384,186
General Motors Co.	24,534	1,995,105
Hasbro, Inc.	3,702	303,564
Lennar Corp. - Class A	2,616	268,925
Masco Corp.(a)	5,459	346,428
Nike, Inc. - Class B	5,292	337,153
NVR, Inc.(b)	11	80,220
PulteGroup, Inc.	597	70,004
Ralph Lauren Corp. - Class A	1,558	550,924
Tapestry, Inc.	5,436	694,558
Tesla, Inc.(b)	21,433	9,638,849
		16,670,745

Consumer Discretionary Services - 0.8%
Carnival Corp.(b)	34,786	1,062,365
Chipotle Mexican Grill, Inc. - Class A(b)	8,863	327,931
Darden Restaurants, Inc.	429	78,945
Domino’s Pizza, Inc.	104	43,349
Hilton Worldwide Holdings, Inc.	835	239,854
Las Vegas Sands Corp.	17,824	1,160,164
Live Nation Entertainment, Inc.(a)(b)	740	105,450
Marriott International, Inc. - Class A	964	299,071
McDonald’s Corp.	2,556	781,190

MGM Resorts International(a)(b)	1,083	$39,519
Norwegian Cruise Line Holdings Ltd.(b)	1,412	31,516
Royal Caribbean Cruises Ltd.(a)	1,000	278,920
Starbucks Corp.	4,101	345,345
TKO Group Holdings, Inc. - Class A	287	59,983
Wynn Resorts Ltd.	2,737	329,343
Yum! Brands, Inc.	999	151,129
		5,334,074

Consumer Staple Products - 4.5%
Altria Group, Inc.	44,197	2,548,399
Brown-Forman Corp. - Class B(a)	1,734	45,188
Campbell’s Co.(a)	1,092	30,434
Church & Dwight Co., Inc.	6,357	533,034
Clorox Co.	3,223	324,975
Coca-Cola Co.	69,690	4,872,028
Colgate-Palmolive Co.	10,280	812,326
Conagra Brands, Inc.	12,553	217,292
Constellation Brands, Inc. - Class A	4,771	658,207
Estee Lauder Cos., Inc. - Class A	1,305	136,660
General Mills, Inc.	14,210	660,765
Hershey Co.	741	134,847
Hormel Foods Corp.	1,910	45,267
J.M. Smucker Co.	307	30,028
Kenvue, Inc.	7,044	121,509
Keurig Dr Pepper, Inc.(a)	35,902	1,005,615
Kimberly-Clark Corp.	8,714	879,155
Kraft Heinz Co.(a)	36,478	884,592
Lamb Weston Holdings, Inc.	497	20,819
McCormick & Co., Inc.	939	63,955
Molson Coors Beverage Co. - Class B	5,204	242,923
Mondelez International, Inc. - Class A	4,717	253,916
Monster Beverage Corp.(b)	24,338	1,865,995
PepsiCo, Inc.	4,904	703,822
Philip Morris International, Inc.	40,852	6,552,661
Procter & Gamble Co.	34,456	4,937,889
Tyson Foods, Inc. - Class A	9,335	547,218
		29,129,519

Financial Services - 6.9%
American Express Co.	7,357	2,721,722
Ameriprise Financial, Inc.	955	468,275
Apollo Global Management, Inc.	5,956	862,191
Ares Management Corp.	2,264	365,930
Bank of New York Mellon Corp.	7,396	858,602
Blackrock, Inc.	1,629	1,743,584
Blackstone, Inc.	7,669	1,182,100
Block, Inc. - Class A(b)	16,065	1,045,671

Broadridge Financial Solutions, Inc.	430	$95,963
Capital One Financial Corp.	6,752	1,636,415
Cboe Global Markets, Inc.	314	78,814
Charles Schwab Corp.	18,309	1,829,252
CME Group, Inc. - Class A	1,288	351,727
Coinbase Global, Inc. - Class A(b)	7,085	1,602,202
Corpay, Inc.(b)	2,156	648,805
Equifax, Inc.	353	76,594
FactSet Research Systems, Inc.	984	285,547
Fair Isaac Corp.(b)	70	118,343
Fidelity National Information Services, Inc.	1,927	128,068
Fiserv, Inc.(b)	15,564	1,045,434
Franklin Resources, Inc.(a)	15,837	378,346
Global Payments, Inc.	6,558	507,589
Goldman Sachs Group, Inc.	3,309	2,908,611
Interactive Brokers Group, Inc. - Class A	4,649	298,977
Intercontinental Exchange, Inc.	2,052	332,342
Invesco Ltd.	4,635	121,762
Jack Henry & Associates, Inc.	259	47,262
KKR & Co., Inc.	9,422	1,201,117
Mastercard, Inc. - Class A	9,239	5,274,360
Moody’s Corp.	645	329,498
Morgan Stanley	16,886	2,997,772
MSCI, Inc. - Class A	244	139,990
Nasdaq, Inc.	2,100	203,973
Northern Trust Corp.	1,939	264,848
PayPal Holdings, Inc.	26,674	1,557,228
Raymond James Financial, Inc.(a)	2,007	322,304
Robinhood Markets, Inc. - Class A(b)	9,441	1,067,777
S&P Global, Inc.	1,099	574,326
State Street Corp.	3,000	387,030
Synchrony Financial	3,692	308,024
T. Rowe Price Group, Inc.(a)	2,880	294,854
Verisk Analytics, Inc. - Class A	1,593	356,338
Visa, Inc. - Class A	19,689	6,905,129
		43,924,696

Health Care - 9.2%
Abbott Laboratories	17,863	2,238,055
AbbVie, Inc.	6,331	1,446,570
Agilent Technologies, Inc.	1,020	138,791
Align Technology, Inc.(b)	1,897	296,217
Amgen, Inc.	1,862	609,451
Baxter International, Inc.(a)	13,495	257,889
Becton Dickinson & Co.	7,537	1,462,706
Biogen, Inc.(b)	3,824	672,986
Bio-Techne Corp.	452	26,582
Boston Scientific Corp.(b)	5,308	506,118

Bristol-Myers Squibb Co.	53,517	$2,886,707
Cardinal Health, Inc.	6,273	1,289,101
Cencora, Inc.	709	239,465
Centene Corp.(b)	1,806	74,317
Charles River Laboratories International, Inc.(b)	181	36,106
Cigna Group	6,878	1,893,032
Cooper Cos., Inc.(b)	567	46,471
CVS Health Corp.	33,500	2,658,560
Danaher Corp.	7,251	1,659,899
DaVita, Inc.(a)(b)	1,949	221,426
Dexcom, Inc.(b)	1,220	80,971
Edwards Lifesciences Corp.(b)	2,079	177,235
Elevance Health, Inc.	6,085	2,133,097
Eli Lilly & Co.	2,989	3,212,218
GE HealthCare Technologies, Inc.	12,032	986,865
Gilead Sciences, Inc.	6,994	858,444
HCA Healthcare, Inc.	6,030	2,815,166
Henry Schein, Inc.(b)	429	32,424
Humana, Inc.	2,800	717,164
IDEXX Laboratories, Inc.(b)	252	170,486
Incyte Corp.(b)	5,056	499,381
Insulet Corp.(b)	212	60,259
Intuitive Surgical, Inc.(b)	1,108	627,527
IQVIA Holdings, Inc.(b)	3,914	882,255
Johnson & Johnson	32,416	6,708,491
Labcorp Holdings, Inc.	2,182	547,420
McKesson Corp.	2,655	2,177,870
Medtronic PLC	4,592	441,107
Merck & Co., Inc.	9,146	962,708
Mettler-Toledo International, Inc.(b)	60	83,651
Moderna, Inc.(b)	1,412	41,640
Molina Healthcare, Inc.(a)(b)	1,420	246,427
Pfizer, Inc.	122,735	3,056,101
Quest Diagnostics, Inc.	2,917	506,187
Regeneron Pharmaceuticals, Inc.	513	395,969
ResMed, Inc.(a)	3,777	909,766
Revvity, Inc.	363	35,120
Solventum Corp.(b)	4,561	361,414
STERIS PLC	281	71,239
Stryker Corp.	1,223	429,848
Thermo Fisher Scientific, Inc.	1,357	786,314
UnitedHealth Group, Inc.	23,832	7,867,182
Universal Health Services, Inc. - Class B	1,670	364,093
Vertex Pharmaceuticals, Inc.(b)	892	404,397
Viatris, Inc.	4,298	53,510
Waters Corp.(b)	169	64,191
West Pharmaceutical Services, Inc.	199	54,753
Zimmer Biomet Holdings, Inc.	733	65,911

Zoetis, Inc. - Class A	1,591	$200,180
		58,749,430

Industrial Products - 7.0%
3M Co.	1,931	309,153
A.O. Smith Corp.(a)	3,679	246,052
Allegion PLC	2,285	363,818
AMETEK, Inc.	5,658	1,161,644
Amphenol Corp.	31,144	4,208,800
Axon Enterprise, Inc.(b)	244	138,575
Boeing Co.(b)	2,384	517,614
Carrier Global Corp.	2,670	141,083
Caterpillar, Inc.(a)	12,016	6,883,606
Cummins, Inc.	3,630	1,852,933
Deere & Co.(a)	959	446,482
Dover Corp.	505	98,596
Eaton Corp. PLC	1,207	384,442
Emerson Electric Co.	14,444	1,917,008
Fortive Corp.	1,225	67,632
GE Aerospace	8,151	2,510,753
GE Vernova, Inc.	852	556,842
Generac Holdings, Inc.(b)	206	28,092
General Dynamics Corp.	7,115	2,395,336
Honeywell International, Inc.	16,659	3,250,004
Howmet Aerospace, Inc.	1,444	296,049
Hubbell, Inc.	160	71,058
Huntington Ingalls Industries, Inc.	1,031	350,612
IDEX Corp.	1,976	351,609
Illinois Tool Works, Inc.	7,446	1,833,950
Ingersoll Rand, Inc.	1,420	112,492
Johnson Controls International PLC	17,284	2,069,759
Keysight Technologies, Inc.(b)	4,245	862,542
L3Harris Technologies, Inc.	561	164,693
Lennox International, Inc.(a)	125	60,697
Lockheed Martin Corp.	2,361	1,141,945
Nordson Corp.	1,489	358,000
Northrop Grumman Corp.	1,466	835,928
Otis Worldwide Corp.	10,257	895,949
PACCAR, Inc.	1,831	200,513
Parker-Hannifin Corp.	454	399,048
Pentair PLC	4,324	450,301
Rockwell Automation, Inc.	2,962	1,152,425
RTX Corp.	4,817	883,438
Snap-on, Inc.	192	66,163
Stanley Black & Decker, Inc.	4,057	301,354
TE Connectivity PLC	7,849	1,785,726
Textron, Inc.	4,712	410,745
Trane Technologies PLC	795	309,414

TransDigm Group, Inc.	169	$224,745
Trimble, Inc.(b)	886	69,418
Veralto Corp.	6,525	651,064
Westinghouse Air Brake Technologies Corp.	630	134,473
Xylem, Inc.	6,390	870,190
		44,792,765

Industrial Services - 2.7%
Automatic Data Processing, Inc.	10,731	2,760,335
C.H. Robinson Worldwide, Inc.	3,104	498,999
Cintas Corp.	1,242	233,583
Comfort Systems USA, Inc.	905	844,628
CSX Corp.	6,670	241,788
Delta Air Lines, Inc.	17,794	1,234,904
EMCOR Group, Inc.	1,175	718,853
Expeditors International of Washington, Inc.	3,141	468,040
Fastenal Co.	3,608	144,789
FedEx Corp.	6,327	1,827,617
J.B. Hunt Transport Services, Inc.	350	68,019
Jacobs Solutions, Inc.	3,146	416,719
Norfolk Southern Corp.	5,931	1,712,398
Old Dominion Freight Line, Inc.	764	119,795
Paychex, Inc.	9,432	1,058,082
Quanta Services, Inc.(a)	445	187,817
Republic Services, Inc. - Class A(a)	968	205,148
Rollins, Inc.	1,410	84,628
Southwest Airlines Co.	1,853	76,585
Union Pacific Corp.	5,995	1,386,763
United Airlines Holdings, Inc.(b)	1,189	132,954
United Parcel Service, Inc. - Class B	22,575	2,239,214
United Rentals, Inc.	234	189,381
W.W. Grainger, Inc.	144	145,303
Waste Management, Inc.	1,339	294,192
		17,290,534

Insurance - 3.0%
Aflac, Inc.	1,693	186,687
Allstate Corp.	828	172,348
American International Group, Inc.	1,951	166,908
Aon PLC - Class A	787	277,717
Arch Capital Group Ltd.(b)	1,316	126,231
Arthur J. Gallagher & Co.	923	238,863
Assurant, Inc.	180	43,353
Berkshire Hathaway, Inc. - Class B(b)	22,121	11,119,121
Brown & Brown, Inc.	8,732	695,940
Chubb Ltd.	1,412	440,714
Cincinnati Financial Corp.	550	89,826
Erie Indemnity Co. - Class A	1,342	384,684

Everest Group Ltd.	118	$40,043
Globe Life, Inc.	292	40,839
Hartford Financial Services Group, Inc.	1,020	140,556
Loews Corp.	5,505	579,732
Marsh & McLennan Cos., Inc.	12,876	2,388,756
MetLife, Inc.	2,367	186,851
Principal Financial Group, Inc.	838	73,920
Progressive Corp.	2,102	478,667
Prudential Financial, Inc.	1,273	143,696
Travelers Cos., Inc.	708	205,363
W.R. Berkley Corp.(a)	1,959	137,365
Willis Towers Watson PLC(a)	2,524	829,386
		19,187,566

Materials - 1.4%
Air Products and Chemicals, Inc.	794	196,134
Albemarle Corp.(a)	294	41,583
Amcor PLC(a)	7,477	62,358
Avery Dennison Corp.	285	51,836
Ball Corp.	1,025	54,294
CF Industries Holdings, Inc.	4,348	336,274
Corteva, Inc.	17,790	1,192,464
CRH PLC	2,059	256,963
Dow, Inc.	2,477	57,912
DuPont de Nemours, Inc.	10,993	441,919
Ecolab, Inc.	922	242,044
Freeport-McMoRan, Inc.	5,219	265,073
International Flavors & Fragrances, Inc.	6,707	451,985
International Paper Co.(a)	1,661	65,427
Linde PLC	1,479	630,631
LyondellBasell Industries NV - Class A	8,274	358,264
Martin Marietta Materials, Inc.	187	116,437
Mosaic Co.	1,141	27,487
Newmont Corp.	29,194	2,915,021
Nucor Corp.	854	139,296
Packaging Corp. of America	332	68,468
PPG Industries, Inc.	807	82,685
Qnity Electronics, Inc.	769	62,789
Sherwin-Williams Co.	894	289,683
Smurfit WestRock PLC	13,727	530,823
Steel Dynamics, Inc.	423	71,677
Vulcan Materials Co.(a)	400	114,088
		9,123,615

Media - 11.0%
Airbnb, Inc. - Class A(b)	2,206	299,398
Alphabet, Inc. - Class A	97,519	30,523,447
AppLovin Corp. - Class A(b)	1,213	817,343

Booking Holdings, Inc.	685	$3,668,401
Charter Communications, Inc. - Class A(b)	3,600	751,500
Comcast Corp. - Class A	99,608	2,977,283
DoorDash, Inc. - Class A(b)	1,341	303,710
Electronic Arts, Inc.	2,609	533,097
Expedia Group, Inc. - Class A	3,237	917,074
Fox Corp. - Class A	11,853	866,099
GoDaddy, Inc. - Class A(b)	3,696	458,600
Match Group, Inc.	6,362	205,429
Meta Platforms, Inc. - Class A	31,078	20,514,277
Netflix, Inc.(b)	15,180	1,423,277
News Corp. - Class A	14,884	388,770
Omnicom Group, Inc.	5,969	481,997
Paramount Skydance Corp. - Class B(a)	28,820	386,188
Take-Two Interactive Software, Inc.(b)	1,897	485,689
Trade Desk, Inc. - Class A(b)	1,555	59,028
Uber Technologies, Inc.(b)	7,476	610,864
VeriSign, Inc.	2,442	593,284
Walt Disney Co.	27,455	3,123,555
Warner Bros Discovery, Inc.(b)	9,085	261,830
		70,650,140

Oil & Gas - 2.2%
APA Corp.	9,602	234,865
Baker Hughes Co.	3,619	164,809
Chevron Corp.	16,415	2,501,810
ConocoPhillips	4,427	414,412
Coterra Energy, Inc.	2,673	70,353
Devon Energy Corp.	16,512	604,835
Diamondback Energy, Inc.	1,047	157,396
EOG Resources, Inc.	1,989	208,865
EQT Corp.	2,199	117,866
Expand Energy Corp.	872	96,234
Exxon Mobil Corp.	37,901	4,561,006
Halliburton Co.	23,412	661,623
Kinder Morgan, Inc.	6,992	192,210
Marathon Petroleum Corp.	1,077	175,153
Occidental Petroleum Corp.	25,858	1,063,281
ONEOK, Inc.	7,008	515,088
Phillips 66	1,444	186,334
SLB NV	4,961	190,403
Targa Resources Corp.	654	120,663
Texas Pacific Land Corp.(a)	243	69,794
Valero Energy Corp.	8,017	1,305,087
Williams Cos., Inc.	3,855	231,724
		13,843,811

Real Estate - 1.6%
Alexandria Real Estate Equities, Inc. - REIT(a)	607	$29,707
American Tower Corp. - REIT	1,666	292,500
AvalonBay Communities, Inc. - REIT	501	90,836
BXP, Inc. - REIT(a)	448	30,231
Camden Property Trust - REIT	349	38,418
CBRE Group, Inc. - Class A(b)	1,078	173,332
CoStar Group, Inc.(b)	1,531	102,944
Crown Castle, Inc. - REIT	1,569	139,437
Digital Realty Trust, Inc. - REIT	1,054	163,064
Equinix, Inc. - REIT	308	235,977
Equity Residential - REIT	1,399	88,193
Essex Property Trust, Inc. - REIT	227	59,401
Extra Space Storage, Inc. - REIT	776	101,051
Federal Realty Investment Trust - REIT(a)	309	31,147
Healthpeak Properties, Inc. - REIT	2,345	37,708
Host Hotels & Resorts, Inc. - REIT	2,490	44,148
Invitation Homes, Inc. - REIT	2,261	62,833
Iron Mountain, Inc. - REIT	922	76,480
Kimco Realty Corp. - REIT	2,472	50,107
Mid-America Apartment Communities, Inc. - REIT	334	46,396
Prologis, Inc. - REIT	3,330	425,108
Public Storage - REIT	529	137,275
Realty Income Corp. - REIT(a)	23,634	1,332,249
Regency Centers Corp. - REIT	634	43,765
SBA Communications Corp. - Class A - REIT	324	62,671
Simon Property Group, Inc. - REIT	8,570	1,586,393
UDR, Inc. - REIT	1,078	39,541
Ventas, Inc. - REIT(a)	12,356	956,107
VICI Properties, Inc. - REIT	3,318	93,302
Welltower, Inc. - REIT	18,028	3,346,177
Weyerhaeuser Co. - REIT	2,598	61,547
		9,978,045

Renewable Energy - 0.0%(c)
First Solar, Inc.(b)	337	88,035

Retail & Wholesale - Discretionary - 6.1%
Amazon.com, Inc.(b)	129,650	29,925,813
AutoZone, Inc.(b)	56	189,924
Bath & Body Works, Inc.	5,720	114,858
Best Buy Co., Inc.	6,459	432,301
Builders FirstSource, Inc.(b)	406	41,773
Carvana Co. - Class A(b)	433	182,735
Copart, Inc.(b)	25,609	1,002,592
eBay, Inc.	12,139	1,057,307
Genuine Parts Co.	414	50,905
Home Depot, Inc.	3,564	1,226,372

Lowe’s Cos., Inc.	2,009	$484,490
Lululemon Athletica, Inc.(b)	3,212	667,486
O’Reilly Automotive, Inc.(b)	2,650	241,706
Pool Corp.	957	218,914
Ross Stores, Inc.	8,314	1,497,684
TJX Cos., Inc.	4,278	657,144
Tractor Supply Co.	1,665	83,267
Ulta Beauty, Inc.(b)	995	601,985
Williams-Sonoma, Inc.	449	80,187
		38,757,443

Retail & Wholesale - Staples - 1.3%
Archer-Daniels-Midland Co.	1,741	100,090
Bunge Global SA	608	54,161
Costco Wholesale Corp.	1,406	1,212,450
Dollar General Corp.	5,793	769,137
Dollar Tree, Inc.(b)	5,461	671,758
Kroger Co.	2,299	143,641
Sysco Corp.	12,311	907,197
Target Corp.	12,063	1,179,158
Walmart, Inc.	28,566	3,182,538
		8,220,130

Software & Tech Services - 10.4%
Accenture PLC - Class A	16,484	4,422,657
Adobe, Inc.(b)	11,453	4,008,435
Akamai Technologies, Inc.(b)	393	34,289
Autodesk, Inc.(b)	643	190,334
Cadence Design Systems, Inc.(b)	851	266,006
CDW Corp.	478	65,104
Cognizant Technology Solutions Corp. - Class A	12,857	1,067,131
CrowdStrike Holdings, Inc. - Class A(b)	781	366,102
Datadog, Inc. - Class A(b)	1,071	145,645
Dayforce, Inc.(b)	455	31,468
EPAM Systems, Inc.(b)	1,452	297,486
Fortinet, Inc.(b)	2,405	190,981
Gartner, Inc.(b)	2,008	506,578
Gen Digital, Inc.	19,166	521,124
International Business Machines Corp.	3,349	992,007
Intuit, Inc.	998	661,095
Leidos Holdings, Inc.	3,358	605,783
Microsoft Corp.	91,558	44,279,280
Oracle Corp.	10,246	1,997,048
Palantir Technologies, Inc. - Class A(b)	8,788	1,562,067
Palo Alto Networks, Inc.(b)	2,118	390,136
Paycom Software, Inc.(a)	207	32,988
PTC, Inc.(b)	3,141	547,194
Roper Technologies, Inc.	2,829	1,259,273

Salesforce, Inc.	3,375	$894,071
ServiceNow, Inc.(b)	3,255	498,633
Synopsys, Inc.(b)	579	271,968
Tyler Technologies, Inc.(b)	130	59,013
Workday, Inc. - Class A(b)	819	175,905
		66,339,801

Tech Hardware & Semiconductors - 23.0%
Advanced Micro Devices, Inc.(b)	5,837	1,250,052
Analog Devices, Inc.	5,610	1,521,432
Apple, Inc.	151,758	41,256,930
Applied Materials, Inc.	5,297	1,361,276
Arista Networks, Inc.(b)	8,193	1,073,529
Broadcom, Inc.	43,966	15,216,633
Cisco Systems, Inc.	101,348	7,806,836
Corning, Inc.	13,620	1,192,567
Dell Technologies, Inc. - Class C(a)	18,674	2,350,683
F5, Inc.(b)	1,518	387,485
Garmin Ltd.(a)	5,049	1,024,190
Hewlett Packard Enterprise Co.	34,629	831,789
HP, Inc.	29,126	648,927
Intel Corp.(b)	15,629	576,710
Jabil, Inc.(a)	2,822	643,472
KLA Corp.	2,112	2,566,249
Lam Research Corp.	33,866	5,797,182
Microchip Technology, Inc.	1,859	118,455
Micron Technology, Inc.	18,337	5,233,563
Monolithic Power Systems, Inc.	177	160,426
Motorola Solutions, Inc.	584	223,859
NetApp, Inc.	6,095	652,713
NVIDIA Corp.	235,969	44,008,218
NXP Semiconductors NV	916	198,827
ON Semiconductor Corp.(b)	11,184	605,614
QUALCOMM, Inc.	28,498	4,874,583
Sandisk Corp.(b)	3,833	909,877
Seagate Technology Holdings PLC	5,220	1,437,536
Skyworks Solutions, Inc.	4,234	268,478
Super Micro Computer, Inc.(a)(b)	2,266	66,326
Teledyne Technologies, Inc.(b)	167	85,292
Teradyne, Inc.	560	108,394
Texas Instruments, Inc.	2,914	505,550
Western Digital Corp.	9,218	1,587,985
Zebra Technologies, Corp. - Class A(b)	1,333	323,679
		146,875,317

Telecommunications - 1.8%
AT&T, Inc.	187,000	4,645,080
T-Mobile US, Inc.	10,528	2,137,605

Verizon Communications, Inc.	110,064	$4,482,907
		11,265,592

Utilities - 0.9%
AES Corp.	2,492	35,735
Alliant Energy Corp.	902	58,639
Ameren Corp.	954	95,267
American Electric Power Co., Inc.	1,833	211,363
American Water Works Co., Inc.	588	76,734
Atmos Energy Corp.	476	79,792
CenterPoint Energy, Inc.	2,348	90,022
CMS Energy Corp.	999	69,860
Consolidated Edison, Inc.	1,129	112,132
Constellation Energy Corp.	1,127	398,135
Dominion Energy, Inc.	3,118	182,684
DTE Energy Co.	782	100,863
Duke Energy Corp.	2,787	326,664
Edison International	1,419	85,169
Entergy Corp.	1,405	129,864
Evergy, Inc.	849	61,544
Eversource Energy	1,321	88,943
Exelon Corp.	3,648	159,016
FirstEnergy Corp.(a)	2,126	95,181
NextEra Energy, Inc.	7,465	599,290
NiSource, Inc.	1,312	54,789
NRG Energy, Inc.	714	113,697
PG&E Corp.	22,538	362,186
Pinnacle West Capital Corp.	360	31,932
PPL Corp.	2,610	91,402
Public Service Enterprise Group, Inc.	1,771	142,211
Sempra	2,278	201,125
Southern Co.	3,912	341,127
Vistra Corp.	5,966	962,495
WEC Energy Group, Inc.	1,061	111,893
Xcel Energy, Inc.	2,091	154,441
		5,624,195

TOTAL COMMON STOCKS (Cost $537,061,703)		638,328,593

SHORT-TERM INVESTMENTS - 3.0%
Investments Purchased with Proceeds from Securities Lending - 2.9%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(d)	18,657,728	18,657,728

Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(d)	830,868	$830,868

TOTAL SHORT-TERM INVESTMENTS (Cost $19,488,596)		19,488,596

TOTAL INVESTMENTS - 102.9% (Cost $556,550,299)		$657,817,189
Liabilities in Excess of Other Assets - (2.9)%		(18,616,294)
TOTAL NET ASSETS - 100.0%		$639,200,895

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of December 31, 2025. The total market value of these securities was $18,091,332 which represented 2.8% of net assets.
(b)	Non-income producing security.
(c)	Does not round to 0.1% or (0.1)%, as applicable.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.